Statements of Changes in Net Assets Available for Benefits - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment Income
Interest and dividends	$ 39,234,760	$ 33,836,451
Net appreciation in fair value of investments	450,260,288	390,470,586
Total income	489,495,048	424,307,037
Interest on notes receivable from participants	2,996,071	2,659,265
Participant contributions	140,123,618	135,592,244
Employer contributions	49,821,694	48,651,827
Total additions	682,436,431	611,210,373
Deductions:
Benefits paid to participants	313,868,228	372,529,222
Administrative expenses	3,138,904	3,509,125
Total deductions	317,007,132	376,038,347
Net increase	365,429,299	235,172,026
Beginning of year	3,219,775,473	2,984,603,447
End of year	$ 3,585,204,772	$ 3,219,775,473